OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2016	2015	2014
Net increase/(decrease) in fair value of non-designated derivatives	3,917	(13,051)	(7,636)
Net cash payments on non-designated derivatives	(4,913)	(6,453)	(7,196)
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	482	(227)	(63)
Other items	(1,575)	(1,558)	(1,337)
Total other financial items	(2,089)	(21,289)	(16,232)